SUMMARY OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
Dec. 31, 2014
Estimated useful lives	1 to 15 years
Weighted - average life	6 years 3 months 18 days
Customer [Member]
Concentration of Revenues	89.00%
Concentration of Contract receivables	74.00%
Federal Government [Member]
Concentration of Revenues	94.00%